Notes Payable-Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Notes Payable-Related Party

Note 5 – Notes Payable-Related Party

On December 1, 2020, the Company consolidated all of the outstanding loans owed to an officer of the Company and to his spouse, resulting in the following two loans: (i) a single loan from the spouse of an officer of the Company, dated December 1, 2020, with a principal balance of $426,243, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021; and (ii) a single loan owed to an officer of the company in the principal amount of $139,229, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021. In December of 2021 the maturity dates of these loans were extended to June 30, 2022. In July of 2022 the notes were extended to June 30, 2023 (Note 8). As of September 30, 2022, the accrued interest was $55,592 and $18,150, respectively, and the total balances with accrued interest of $481,835 and $157,379, respectively.

On June 21, 2021, the Company entered into a loan from the spouse of an officer of the Company in the amount of $120,000 (principal) with an interest rate of 7.5% per annum due June 21, 2022, due at maturity. In July of 2022 the notes were extended to June 30, 2023 (Note 8). As of September 30, 2022, the accrued interest was $11,491 and the total balance with accrued interest was $131,491.

On August 1, 2022, in conjunction with a private placement of 10% notes and warrants (as detailed in Note 6 below), in exchange for a $50,000 payment upon subscription, the Company issued a note to the spouse of an officer of the Company in the amount of $50,000 (principal) with an interest rate of 10% per annum due August 31, 2022, with interest due at maturity, and warrants to purchase 20,000 shares of common stock, at an exercise price of $2.50 per share. The value of the warrants was determined using a computed volatility of 101%, 0% dividend rate, and a risk free interest rate of 4.25%, and was applied as a discount on the notes payable. The loan was fully repaid including $822 of accrued interest in September of 2022.

Note 5 – Notes Payable-Related Party

On January 25, 2018, the Company entered into a loan from the spouse of an officer of the Company in the amount of $300,000. The loan bears interest at the rate of 7.5% per annum. The loan plus accrued interest was payable in full on January 25, 2019. On January 25, 2019, the Company amended the loan for purposes of extending the maturity date from January 25, 2019, to October 25, 2020. On December 1, 2020, the Company again amended the terms and extended the maturity date to December 31, 2021, bringing the total amount owed under the loan, together with accrued interest of $64,084, to a total of $364,084. This note was rolled into the note referenced below with a principal amount of $424,056.

On April 4, 2018, the Company entered into a loan from the spouse of an officer of the Company in the amount of $50,000. The loan bears an interest rate of 7.5% per annum. The loan plus accrued interest was payable in full on September 4, 2018. On October 31, 2018, the Company amended the terms to extend the maturity date from September 4, 2018, to April 4, 2019. On April 4, 2019, the Company amended the terms to extend the maturity date from April 4, 2019, to October 25, 2020. On December 1, 2020, the Company again amended the terms and extended the maturity date to December 31, 2021, bringing the total amount owed under the loan, together with accrued interest of $9,972, to a total of $59,972. This note was rolled into the note referenced below with a principal amount of $424,056.

On May 30, 2018, the Company entered into a loan with an officer of the Company in the amount of $25,000. The loan bears an interest rate of 7.5% per annum. The loan plus accrued interest was payable in full on July 15, 2018. On October 31, 2018, the Company amended the terms to extend the maturity date from July 15, 2018, to November 30, 2020. On December 1, 2020, the Company again amended the terms and extended the maturity date to December 31, 2021, bringing the total amount owed under the loan, together with accrued interest of $4,698, to a total of $29,698. This note was rolled into the note reference below with a principal amount of $138,448.

On June 24, 2019, the Company entered into a loan from the spouse of an officer of the Company in the amount of $70,000. The loan bore interest rate of 7.5% per annum and required monthly payments of $6,073. The loan plus accrued interest was paid in full on June 30, 2020.

On August 24, 2019, the Company entered into a loan from the spouse of an officer of the Company in the amount of $70,000. The loan bore an interest rate of 7.5% per annum and required monthly payments of $6,073. The loan plus accrued interest was paid in full on August 23, 2020.

On September 23, 2019, the Company entered into a loan from the spouse of an officer of the Company in the amount of $100,000. The loan bore an interest rate of 7.5% per annum and became payable in full on September 22, 2020. This note was rolled into the note reference below with a principal amount of $138,448.

On December 1, 2020, the Company consolidated all of the outstanding loans owed to an officer of the Company and to his spouse, resulting in the following two loans: (i) a single loan from the spouse of an officer of the Company, dated December 1, 2020, with a principal balance of $424,056, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021; and (ii) a single loan owed to an officer of the company in the principal amount of $138,449, bearing interest at the rate of 7.5% per annum, with a maturity date of December 31, 2021. In December of 2021 the maturity dates of these loans were extended to June 30, 2022. As of December 31, 2021, the accrued interest was $31,804 and $10,384, and the total balances with accrued interest of $458,047 and $149,613 respectively.

On June 21, 2021, the Company entered into a loan from the spouse of an officer of the Company in the amount of $120,000 (principal) with an interest rate of 7.5% per annum due June 21, 2022, due at maturity. As of December 31, 2021, the accrued interest was $4,759 and the total balances with accrued interest of $124,759.